Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Warranty
Changes in accrued warranty liabilities during the indicated periods are as follows:

	Six months ended June 30,
	2024	2023
Balance, January 1	$17,871	$13,550
Provision	2,856	10,043
Utilized	(5,233)	(6,888)
Foreign currency adjustment	(45)	369
Balance, June 30	$15,449	$17,074

The provision amount in the table above represents adjustments recorded for estimated future costs related to units under warranty as of each balance sheet date, including both accruals for warranties issued during the first half of 2024 and changes in the provision for accruals related to previously issued warranties. Included in the 2024 provision amount is a reduction of $2,489 as a result of lower estimated future costs due to continued low failure rates on our ActivPanel 9 and our ActivPanel LX models. The provision reflects the most current information available to the Company regarding key inputs into the estimated provision, including product failure rates and costs necessary to provide the warranty services.
The utilized amount in 2023 in the table above includes $3,602 of transportation, warehousing, and repair costs associated with increasing stock of refurbished inventory in response to the timing of warranty claims related to post pandemic sales.
Litigation
The Company may be subject to various legal proceedings and claims of which the outcomes are subject to significant uncertainty. The Company’s policy is to assess the likelihood of any adverse judgments or outcomes related to legal matters, as well as ranges of probable losses. A determination of the amount of the liability required, if any, for these contingencies is made after an analysis of each known issue. A liability would be recognized and charged to operating expense when the Company determines that a loss is probable, and the amount can be reasonably estimated. Additionally, the Company will disclose contingencies for which a material loss is reasonably possible, but not probable.
As of June 30, 2024, and through the date of the issuance of these consolidated financial statements, the Company does not believe the resolution of any legal proceedings or claims of which it is aware or any potential actions will have a material effect on its financial position, results of operations or cash flows.